Information Regarding Net Revenue by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenue	$ 19,912	$ 21,203	$ 18,540	$ 15,955	$ 21,044	$ 17,155	$ 17,849	$ 16,313	$ 75,610	$ 72,361	$ 77,637
Reportable Geographical Components
Segment Reporting Information [Line Items]
Net revenue									75,610	72,361	77,637
Percentage of net revenue									100.00%	100.00%	100.00%
Reportable Geographical Components | Americas
Segment Reporting Information [Line Items]
Net revenue									44,627	41,671	35,607
Percentage of net revenue									59.00%	58.00%	46.00%
Reportable Geographical Components | Americas | United States
Segment Reporting Information [Line Items]
Net revenue									44,143	40,697	35,131
Reportable Geographical Components | Americas | Other
Segment Reporting Information [Line Items]
Net revenue									484	974	476
Reportable Geographical Components | Europe and the Middle East
Segment Reporting Information [Line Items]
Net revenue									19,396	16,547	25,247
Percentage of net revenue									26.00%	23.00%	32.00%
Reportable Geographical Components | Europe and the Middle East | Other
Segment Reporting Information [Line Items]
Net revenue										122	703
Reportable Geographical Components | Europe and the Middle East | Germany
Segment Reporting Information [Line Items]
Net revenue									19,396	16,425	24,544
Reportable Geographical Components | Asia-Pacific
Segment Reporting Information [Line Items]
Net revenue									11,587	14,143	16,783
Percentage of net revenue									15.00%	19.00%	22.00%
Reportable Geographical Components | Asia-Pacific | Other
Segment Reporting Information [Line Items]
Net revenue									4,678	4,886	6,127
Reportable Geographical Components | Asia-Pacific | Singapore
Segment Reporting Information [Line Items]
Net revenue									$ 6,909	$ 9,257	$ 10,656